FINANCIAL INSTRUMENTS - Narrative (Details) - Fair value - Level 1 € in Millions	Jun. 30, 2021 EUR (€)
Constellium SE Senior Notes Due 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	102.00%
Senior notes issued	€ 839
Constellium SE Senior Unsecured Notes Ddue 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	108.00%
Senior notes issued	€ 294
Constellium SE Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	99.00%
Senior notes issued	€ 418
Constellium SE Senir Notes Due 2028
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	100.00%
Senior notes issued	€ 299